Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST XII
Entity Central Index Key	0001330967
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000229439 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2065 Fund
Class Name	Class R4
Trading Symbol	LFTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[1]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R4 shares of the MFS Lifetime 2065 Fund (fund) provided a total return of 24.74%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R4 without sales charge	24.74%	7.77%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	12.12%
MFS Lifetime 2065 Fund Blended Index ∆	28.01%	10.13%
*	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 52,384,457
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[2]
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	52,384,457	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	21
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%

C000229442 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2065 Fund
Class Name	Class R6
Trading Symbol	LFTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[3]
Expense Ratio, Percent	0.00%	[3]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R6 shares of the MFS Lifetime 2065 Fund (fund) provided a total return of 24.86%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	24.86%	7.88%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	12.12%
MFS Lifetime 2065 Fund Blended Index ∆	28.01%	10.13%
*	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 52,384,457
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[4]
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	52,384,457	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	21
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%

C000229441 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2065 Fund
Class Name	Class A
Trading Symbol	LFTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$28	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 28	[5]
Expense Ratio, Percent	0.25%	[5]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class A shares of the MFS Lifetime 2065 Fund (fund) provided a total return of 24.39%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
*For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
A without sales charge	24.39%	7.51%
A with initial sales charge (5.75%)	17.24%	6.15%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	12.12%
MFS Lifetime 2065 Fund Blended Index ∆	28.01%	10.13%
*	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 52,384,457
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[6]
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	52,384,457	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	21
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%

C000229440 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2065 Fund
Class Name	Class C
Trading Symbol	LFTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$112	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 112	[7]
Expense Ratio, Percent	1.00%	[7]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class C shares of the MFS Lifetime 2065 Fund (fund) provided a total return of 23.56%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
C without sales charge	23.56%	6.73%
C with CDSC (1% for 12 months)×	22.56%	6.73%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	12.12%
MFS Lifetime 2065 Fund Blended Index ∆	28.01%	10.13%
*	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	Sep. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 52,384,457
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[8]
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	52,384,457	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	21
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%

C000229443 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2065 Fund
Class Name	Class I
Trading Symbol	LFTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[9]
Expense Ratio, Percent	0.00%	[9]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class I shares of the MFS Lifetime 2065 Fund (fund) provided a total return of 24.75%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
I without sales charge	24.75%	7.79%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	12.12%
MFS Lifetime 2065 Fund Blended Index ∆	28.01%	10.13%
*	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 52,384,457
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[10]
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	52,384,457	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	21
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%

C000229438 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2065 Fund
Class Name	Class R1
Trading Symbol	LFTJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$112	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 112	[11]
Expense Ratio, Percent	1.00%	[11]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R1 shares of the MFS Lifetime 2065 Fund (fund) provided a total return of 23.57%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R1 without sales charge	23.57%	6.73%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	12.12%
MFS Lifetime 2065 Fund Blended Index ∆	28.01%	10.13%
*	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 52,384,457
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[12]
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	52,384,457	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	21
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%

C000229437 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2065 Fund
Class Name	Class R2
Trading Symbol	LFTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$56	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 56	[13]
Expense Ratio, Percent	0.50%	[13]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R2 shares of the MFS Lifetime 2065 Fund (fund) provided a total return of 24.16%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R2 without sales charge	24.16%	7.26%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	12.12%
MFS Lifetime 2065 Fund Blended Index ∆	28.01%	10.13%
*	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 52,384,457
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[14]
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	52,384,457	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	21
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%

C000229436 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2065 Fund
Class Name	Class R3
Trading Symbol	LFTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$28	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 28	[15]
Expense Ratio, Percent	0.25%	[15]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R3 shares of the MFS Lifetime 2065 Fund (fund) provided a total return of 24.44%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R3 without sales charge	24.44%	7.52%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	12.12%
MFS Lifetime 2065 Fund Blended Index ∆	28.01%	10.13%
*	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 52,384,457
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[16]
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	52,384,457	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	21
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%

C000236387 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Bond Fund
Class Name	Class R6
Trading Symbol	MCBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R6 shares of the MFS Core Bond Fund (fund) provided a total return of 4.25%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's underweight exposure to the treasury sector and out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector aided relative performance.
    Yield curve positioning also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Security selection within the mortgage-backed security (MBS) sector and within AA-rated bonds held back the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	4.25%	3.50%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	3.25%
*	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Jun. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 33,917,711
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 103,802	[17]
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	33,917,711	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	307	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	103,802
Portfolio Turnover Rate (%):	110
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	95.4%
Money Market Funds	4.6%
Composition including fixed income credit
quality
AAA	15.8%
AA	4.0%
A	14.3%
BBB	17.1%
U.S. Government	22.7%
Federal Agencies	21.5%
Money Market Funds	4.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000236390 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Bond Fund
Class Name	Class R1
Trading Symbol	MCBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$138	1.36%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R1 shares of the MFS Core Bond Fund (fund) provided a total return of 3.30%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's underweight exposure to the treasury sector and out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector aided relative performance.
    Yield curve positioning also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Security selection within the mortgage-backed security (MBS) sector and within AA-rated bonds held back the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R1 without sales charge	3.30%	2.45%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	3.25%
*	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Jun. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 33,917,711
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 103,802	[18]
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	33,917,711	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	307	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	103,802
Portfolio Turnover Rate (%):	110
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	95.4%
Money Market Funds	4.6%
Composition including fixed income credit quality
AAA	15.8%
AA	4.0%
A	14.3%
BBB	17.1%
U.S. Government	22.7%
Federal Agencies	21.5%
Money Market Funds	4.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000236393 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Bond Fund
Class Name	Class R2
Trading Symbol	MCBHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$88	0.86%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R2 shares of the MFS Core Bond Fund (fund) provided a total return of 3.81%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's underweight exposure to the treasury sector and out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector aided relative performance.
    Yield curve positioning also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Security selection within the mortgage-backed security (MBS) sector and within AA-rated bonds held back the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R2 without sales charge	3.81%	2.96%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	3.25%
*	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Jun. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 33,917,711
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 103,802	[19]
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	33,917,711	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	307	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	103,802
Portfolio Turnover Rate (%):	110
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	95.4%
Money Market Funds	4.6%
Composition including fixed income credit quality
AAA	15.8%
AA	4.0%
A	14.3%
BBB	17.1%
U.S. Government	22.7%
Federal Agencies	21.5%
Money Market Funds	4.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000236388 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Bond Fund
Class Name	Class R3
Trading Symbol	MCBJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R3 shares of the MFS Core Bond Fund (fund) provided a total return of 4.07%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's underweight exposure to the treasury sector and out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector aided relative performance.
    Yield curve positioning also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Security selection within the mortgage-backed security (MBS) sector and within AA-rated bonds held back the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R3 without sales charge	4.07%	3.21%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	3.25%
*	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Jun. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 33,917,711
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 103,802	[20]
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	33,917,711	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	307	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	103,802
Portfolio Turnover Rate (%):	110
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	95.4%
Money Market Funds	4.6%
Composition including fixed income credit quality
AAA	15.8%
AA	4.0%
A	14.3%
BBB	17.1%
U.S. Government	22.7%
Federal Agencies	21.5%
Money Market Funds	4.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000236386 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Bond Fund
Class Name	Class R4
Trading Symbol	MCBKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R4 shares of the MFS Core Bond Fund (fund) provided a total return of 4.22%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's underweight exposure to the treasury sector and out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector aided relative performance.
    Yield curve positioning also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Security selection within the mortgage-backed security (MBS) sector and within AA-rated bonds held back the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R4 without sales charge	4.22%	3.47%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	3.25%
*	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Jun. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 33,917,711
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 103,802	[21]
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	33,917,711	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	307	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	103,802
Portfolio Turnover Rate (%):	110
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	95.4%
Money Market Funds	4.6%
Composition including fixed income credit
quality
AAA	15.8%
AA	4.0%
A	14.3%
BBB	17.1%
U.S. Government	22.7%
Federal Agencies	21.5%
Money Market Funds	4.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000236389 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Bond Fund
Class Name	Class A
Trading Symbol	MCBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class A shares of the MFS Core Bond Fund (fund) provided a total return of 3.97%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's underweight exposure to the treasury sector and out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector aided relative performance.
    Yield curve positioning also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Security selection within the mortgage-backed security (MBS) sector and within AA-rated bonds held back the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
*For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
A without sales charge	3.97%	3.19%
A with initial sales charge (4.25%)	(0.45)%	2.04%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	3.25%
*	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Jun. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 33,917,711
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 103,802	[22]
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	33,917,711	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	307	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	103,802
Portfolio Turnover Rate (%):	110
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	95.4%
Money Market Funds	4.6%
Composition including fixed income credit quality
AAA	15.8%
AA	4.0%
A	14.3%
BBB	17.1%
U.S. Government	22.7%
Federal Agencies	21.5%
Money Market Funds	4.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000236392 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Bond Fund
Class Name	Class C
Trading Symbol	MCBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$138	1.36%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class C shares of the MFS Core Bond Fund (fund) provided a total return of 3.29%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's underweight exposure to the treasury sector and out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector aided relative performance.
    Yield curve positioning also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Security selection within the mortgage-backed security (MBS) sector and within AA-rated bonds held back the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
C without sales charge	3.29%	2.45%
C with CDSC (1% for 12 months)×	2.30%	2.45%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	3.25%
*	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	Jun. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 33,917,711
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 103,802	[23]
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	33,917,711	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	307	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	103,802
Portfolio Turnover Rate (%):	110
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	95.4%
Money Market Funds	4.6%
Composition including fixed income credit
quality
AAA	15.8%
AA	4.0%
A	14.3%
BBB	17.1%
U.S. Government	22.7%
Federal Agencies	21.5%
Money Market Funds	4.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000236391 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Bond Fund
Class Name	Class I
Trading Symbol	MCBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class I shares of the MFS Core Bond Fund (fund) provided a total return of 4.22%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's underweight exposure to the treasury sector and out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector aided relative performance.
    Yield curve positioning also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Security selection within the mortgage-backed security (MBS) sector and within AA-rated bonds held back the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
I without sales charge	4.22%	3.47%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	3.25%
*	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Jun. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 33,917,711
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 103,802	[24]
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	33,917,711	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	307	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	103,802
Portfolio Turnover Rate (%):	110
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	95.4%
Money Market Funds	4.6%
Composition including fixed income credit quality
AAA	15.8%
AA	4.0%
A	14.3%
BBB	17.1%
U.S. Government	22.7%
Federal Agencies	21.5%
Money Market Funds	4.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000173915 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2060 Fund
Class Name	Class A
Trading Symbol	MFJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$28	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 28	[25]
Expense Ratio, Percent	0.25%	[25]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class A shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 24.43%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
*For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	24.43%	8.35%	10.94%
A with initial sales charge (5.75%)	17.28%	7.08%	10.24%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.33%
MFS Lifetime 2060 Fund Blended Index ∆	28.01%	10.93%	12.27%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Dec. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 271,624,282
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[26]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	271,624,282	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.6%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%

C000173916 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2060 Fund
Class Name	Class B
Trading Symbol	MFJBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$28	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 28	[27]
Expense Ratio, Percent	0.25%	[27]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class B shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 24.39%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	24.39%	7.87%	10.29%
B with CDSC (declining over six years from 4% to 0%)×	20.39%	7.58%	10.29%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.33%
MFS Lifetime 2060 Fund Blended Index ∆	28.01%	10.93%	12.27%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	Dec. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 271,624,282
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[28]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	271,624,282	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.6%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%

C000173917 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2060 Fund
Class Name	Class C
Trading Symbol	MFJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$111	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 111	[29]
Expense Ratio, Percent	0.99%	[29]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class C shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 23.48%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	23.48%	7.55%	10.12%
C with CDSC (1% for 12 months)×	22.48%	7.55%	10.12%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.33%
MFS Lifetime 2060 Fund Blended Index ∆	28.01%	10.93%	12.27%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	Dec. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 271,624,282
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[30]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	271,624,282	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.6%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%

C000173918 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2060 Fund
Class Name	Class I
Trading Symbol	MFJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[31]
Expense Ratio, Percent	0.00%	[31]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class I shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 24.67%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	24.67%	8.63%	11.22%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.33%
MFS Lifetime 2060 Fund Blended Index ∆	28.01%	10.93%	12.27%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Dec. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 271,624,282
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[32]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	271,624,282	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.6%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%

C000119453 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2055 Fund
Class Name	Class R3
Trading Symbol	LFITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$28	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 28	[33]
Expense Ratio, Percent	0.25%	[33]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R3 shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 24.44%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	24.44%	8.42%	10.79%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2055 Fund Blended Index ∆	28.01%	10.93%	11.96%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 451,499,822
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[34]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	451,499,822	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	10
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%

C000119454 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2055 Fund
Class Name	Class R4
Trading Symbol	LFIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[35]
Expense Ratio, Percent	0.00%	[35]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R4 shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 24.73%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	24.73%	8.69%	11.06%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2055 Fund Blended Index ∆	28.01%	10.93%	11.96%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 451,499,822
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[36]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	451,499,822	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	10
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%

C000173233 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2055 Fund
Class Name	Class R6
Trading Symbol	LFIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[37]
Expense Ratio, Percent	0.00%	[37]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R6 shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 24.94%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	24.94%	8.84%	11.02%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.13%
MFS Lifetime 2055 Fund Blended Index ∆	28.01%	10.93%	11.90%
*	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 29, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 451,499,822
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[38]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	451,499,822	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	10
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%

C000173923 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2060 Fund
Class Name	Class R6
Trading Symbol	MFJKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[39]
Expense Ratio, Percent	0.00%	[39]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R6 shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 24.83%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	24.83%	8.78%	11.35%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.33%
MFS Lifetime 2060 Fund Blended Index ∆	28.01%	10.93%	12.27%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Dec. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 271,624,282
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[40]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	271,624,282	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.6%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%

C000173922 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2060 Fund
Class Name	Class R4
Trading Symbol	MFJUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[41]
Expense Ratio, Percent	0.00%	[41]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R4 shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 24.71%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	24.71%	8.61%	11.21%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.33%
MFS Lifetime 2060 Fund Blended Index ∆	28.01%	10.93%	12.27%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Dec. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 271,624,282
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[42]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	271,624,282	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.6%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%

C000173919 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2060 Fund
Class Name	Class R1
Trading Symbol	MFJEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$28	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 28	[43]
Expense Ratio, Percent	0.25%	[43]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R1 shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 24.44%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	24.44%	8.14%	10.44%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.33%
MFS Lifetime 2060 Fund Blended Index ∆	28.01%	10.93%	12.27%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Dec. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 271,624,282
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[44]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	271,624,282	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.6%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%

C000173920 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2060 Fund
Class Name	Class R2
Trading Symbol	MFJGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$56	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 56	[45]
Expense Ratio, Percent	0.50%	[45]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R2 shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 24.05%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	24.05%	8.07%	10.66%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.33%
MFS Lifetime 2060 Fund Blended Index ∆	28.01%	10.93%	12.27%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Dec. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 271,624,282
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[46]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	271,624,282	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.6%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%

C000173921 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2060 Fund
Class Name	Class R3
Trading Symbol	MFJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$28	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 28	[47]
Expense Ratio, Percent	0.25%	[47]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R3 shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 24.38%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	24.38%	8.36%	10.94%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.33%
MFS Lifetime 2060 Fund Blended Index ∆	28.01%	10.93%	12.27%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Dec. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 271,624,282
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[48]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	271,624,282	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.6%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%

C000173232 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2045 Fund
Class Name	Class R6
Trading Symbol	LTMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[49]
Expense Ratio, Percent	0.00%	[49]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R6 shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 23.47%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 26.11%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
    The fund's fixed income segment also aided relative performance, led by allocations to emerging markets debt and high yield credit.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	23.47%	8.53%	10.84%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.13%
MFS Lifetime 2045 Fund Blended Index ∆	26.11%	10.36%	11.60%
*	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 29, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 562,120,845
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[50]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	562,120,845	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.5%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Growth Fund	5.0%
MFS Blended Research Growth Equity Fund	5.0%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Mid Cap Value Fund	4.7%
MFS Research Fund	4.7%
MFS Global Real Estate Fund	4.5%
MFS Commodity Strategy Fund	4.4%
MFS Research International Fund	3.8%
MFS Inflation-Adjusted Bond Fund	3.7%
MFS International Intrinsic Equity Fund	3.0%
MFS International Growth Fund	3.0%
MFS International New Discovery Fund	2.9%
MFS Total Return Bond Fund	2.7%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS High Income Fund	2.1%
MFS Emerging Markets Debt Fund	1.6%
MFS Global Opportunistic Bond Fund	1.6%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Institutional Money Market Portfolio	1.0%
MFS Blended Research Emerging Markets Equity Fund	0.8%
MFS Emerging Markets Equity Fund	0.7%

C000119446 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2045 Fund
Class Name	Class R4
Trading Symbol	LTMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[51]
Expense Ratio, Percent	0.00%	[51]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R4 shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 23.32%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 26.11%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
    The fund's fixed income segment also aided relative performance, led by allocations to emerging markets debt and high yield credit.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	23.32%	8.37%	10.90%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2045 Fund Blended Index ∆	26.11%	10.36%	11.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 562,120,845
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[52]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	562,120,845	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.5%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Growth Fund	5.0%
MFS Blended Research Growth Equity Fund	5.0%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Mid Cap Value Fund	4.7%
MFS Research Fund	4.7%
MFS Global Real Estate Fund	4.5%
MFS Commodity Strategy Fund	4.4%
MFS Research International Fund	3.8%
MFS Inflation-Adjusted Bond Fund	3.7%
MFS International Intrinsic Equity Fund	3.0%
MFS International Growth Fund	3.0%
MFS International New Discovery Fund	2.9%
MFS Total Return Bond Fund	2.7%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS High Income Fund	2.1%
MFS Emerging Markets Debt Fund	1.6%
MFS Global Opportunistic Bond Fund	1.6%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Institutional Money Market Portfolio	1.0%
MFS Blended Research Emerging Markets Equity Fund	0.8%
MFS Emerging Markets Equity Fund	0.7%

C000119442 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2045 Fund
Class Name	Class I
Trading Symbol	LTMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[53]
Expense Ratio, Percent	0.00%	[53]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class I shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 23.31%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 26.11%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
    The fund's fixed income segment also aided relative performance, led by allocations to emerging markets debt and high yield credit.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	23.31%	8.37%	10.91%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2045 Fund Blended Index ∆	26.11%	10.36%	11.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 562,120,845
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[54]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	562,120,845	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.5%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Growth Fund	5.0%
MFS Blended Research Growth Equity Fund	5.0%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Mid Cap Value Fund	4.7%
MFS Research Fund	4.7%
MFS Global Real Estate Fund	4.5%
MFS Commodity Strategy Fund	4.4%
MFS Research International Fund	3.8%
MFS Inflation-Adjusted Bond Fund	3.7%
MFS International Intrinsic Equity Fund	3.0%
MFS International Growth Fund	3.0%
MFS International New Discovery Fund	2.9%
MFS Total Return Bond Fund	2.7%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS High Income Fund	2.1%
MFS Emerging Markets Debt Fund	1.6%
MFS Global Opportunistic Bond Fund	1.6%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Institutional Money Market Portfolio	1.0%
MFS Blended Research Emerging Markets Equity Fund	0.8%
MFS Emerging Markets Equity Fund	0.7%

C000119443 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2045 Fund
Class Name	Class R1
Trading Symbol	LTMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$111	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 111	[55]
Expense Ratio, Percent	1.00%	[55]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R1 shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 22.22%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 26.11%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
    The fund's fixed income segment also aided relative performance, led by allocations to emerging markets debt and high yield credit.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	22.22%	7.31%	9.80%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2045 Fund Blended Index ∆	26.11%	10.36%	11.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 562,120,845
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[56]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	562,120,845	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.5%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Growth Fund	5.0%
MFS Blended Research Growth Equity Fund	5.0%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Mid Cap Value Fund	4.7%
MFS Research Fund	4.7%
MFS Global Real Estate Fund	4.5%
MFS Commodity Strategy Fund	4.4%
MFS Research International Fund	3.8%
MFS Inflation-Adjusted Bond Fund	3.7%
MFS International Intrinsic Equity Fund	3.0%
MFS International Growth Fund	3.0%
MFS International New Discovery Fund	2.9%
MFS Total Return Bond Fund	2.7%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS High Income Fund	2.1%
MFS Emerging Markets Debt Fund	1.6%
MFS Global Opportunistic Bond Fund	1.6%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Institutional Money Market Portfolio	1.0%
MFS Blended Research Emerging Markets Equity Fund	0.8%
MFS Emerging Markets Equity Fund	0.7%

C000119444 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2045 Fund
Class Name	Class R2
Trading Symbol	LTMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$56	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 56	[57]
Expense Ratio, Percent	0.50%	[57]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R2 shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 22.69%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 26.11%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
    The fund's fixed income segment also aided relative performance, led by allocations to emerging markets debt and high yield credit.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	22.69%	7.82%	10.34%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2045 Fund Blended Index ∆	26.11%	10.36%	11.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 562,120,845
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[58]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	562,120,845	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.5%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Growth Fund	5.0%
MFS Blended Research Growth Equity Fund	5.0%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Mid Cap Value Fund	4.7%
MFS Research Fund	4.7%
MFS Global Real Estate Fund	4.5%
MFS Commodity Strategy Fund	4.4%
MFS Research International Fund	3.8%
MFS Inflation-Adjusted Bond Fund	3.7%
MFS International Intrinsic Equity Fund	3.0%
MFS International Growth Fund	3.0%
MFS International New Discovery Fund	2.9%
MFS Total Return Bond Fund	2.7%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS High Income Fund	2.1%
MFS Emerging Markets Debt Fund	1.6%
MFS Global Opportunistic Bond Fund	1.6%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Institutional Money Market Portfolio	1.0%
MFS Blended Research Emerging Markets Equity Fund	0.8%
MFS Emerging Markets Equity Fund	0.7%

C000119445 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2045 Fund
Class Name	Class R3
Trading Symbol	LTMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$28	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 28	[59]
Expense Ratio, Percent	0.25%	[59]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R3 shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 22.97%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 26.11%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
    The fund's fixed income segment also aided relative performance, led by allocations to emerging markets debt and high yield credit.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	22.97%	8.09%	10.62%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2045 Fund Blended Index ∆	26.11%	10.36%	11.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 562,120,845
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[60]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	562,120,845	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.5%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Growth Fund	5.0%
MFS Blended Research Growth Equity Fund	5.0%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Mid Cap Value Fund	4.7%
MFS Research Fund	4.7%
MFS Global Real Estate Fund	4.5%
MFS Commodity Strategy Fund	4.4%
MFS Research International Fund	3.8%
MFS Inflation-Adjusted Bond Fund	3.7%
MFS International Intrinsic Equity Fund	3.0%
MFS International Growth Fund	3.0%
MFS International New Discovery Fund	2.9%
MFS Total Return Bond Fund	2.7%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS High Income Fund	2.1%
MFS Emerging Markets Debt Fund	1.6%
MFS Global Opportunistic Bond Fund	1.6%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Institutional Money Market Portfolio	1.0%
MFS Blended Research Emerging Markets Equity Fund	0.8%
MFS Emerging Markets Equity Fund	0.7%

C000119447 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2055 Fund
Class Name	Class A
Trading Symbol	LFIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$28	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 28	[61]
Expense Ratio, Percent	0.25%	[61]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class A shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 24.44%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	24.44%	8.42%	10.78%
A with initial sales charge (5.75%)	17.29%	7.15%	10.13%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2055 Fund Blended Index ∆	28.01%	10.93%	11.96%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 451,499,822
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[62]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	451,499,822	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	10
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%

C000119448 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2055 Fund
Class Name	Class B
Trading Symbol	LFIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$106	0.95%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 106	[63]
Expense Ratio, Percent	0.95%	[63]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class B shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 23.59%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	23.59%	7.62%	9.97%
B with CDSC (declining over six years from 4% to 0%)×	19.59%	7.32%	9.97%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2055 Fund Blended Index ∆	28.01%	10.93%	11.96%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 451,499,822
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[64]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	451,499,822	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	10
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%

C000119449 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2055 Fund
Class Name	Class C
Trading Symbol	LFICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$112	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 112	[65]
Expense Ratio, Percent	1.00%	[65]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class C shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 23.50%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	23.50%	7.60%	9.96%
C with CDSC (1% for 12 months)×	22.50%	7.60%	9.96%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2055 Fund Blended Index ∆	28.01%	10.93%	11.96%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 451,499,822
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[66]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	451,499,822	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	10
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%

C000119450 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2055 Fund
Class Name	Class I
Trading Symbol	LFIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[67]
Expense Ratio, Percent	0.00%	[67]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class I shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 24.75%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	24.75%	8.68%	11.01%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2055 Fund Blended Index ∆	28.01%	10.93%	11.96%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 451,499,822
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[68]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	451,499,822	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	10
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%

C000119451 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2055 Fund
Class Name	Class R1
Trading Symbol	LFIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$112	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 112	[69]
Expense Ratio, Percent	1.00%	[69]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R1 shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 23.66%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	23.66%	7.63%	9.97%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2055 Fund Blended Index ∆	28.01%	10.93%	11.96%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 451,499,822
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[70]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	451,499,822	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	10
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%

C000119452 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2055 Fund
Class Name	Class R2
Trading Symbol	LFISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$56	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 56	[71]
Expense Ratio, Percent	0.50%	[71]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R2 shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 24.13%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	24.13%	8.15%	10.52%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2055 Fund Blended Index ∆	28.01%	10.93%	11.96%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 451,499,822
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0	[72]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	451,499,822	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	10
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%

C000173229 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2050 Fund
Class Name	CLASS R6
Trading Symbol	MFFKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[73]
Expense Ratio, Percent	0.00%	[73]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R6 shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 24.83%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 27.95%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2026
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	24.83%	8.84%	11.01%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.13%
MFS Lifetime 2050 Fund Blended Index ∆	27.95%	10.92%	11.90%
*	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 29, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 619,835,238
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[74]
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	619,835,238	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	7
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Growth Fund	5.3%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS High Income Fund	0.2%
MFS Emerging Markets Debt Fund	0.2%
MFS Global Opportunistic Bond Fund	0.1%
MFS Emerging Markets Debt Local Currency Fund	0.1%

C000119423 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2025 Fund
Class Name	Class B
Trading Symbol	LTTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund since May 1, 2025.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$104	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 104	[75]
Expense Ratio, Percent	0.99%	[75]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class B shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 9.25%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 11.31%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	9.25%	2.90%	5.32%
B with CDSC (declining over six years from 4% to 0%)×	5.25%	2.58%	5.32%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2025 Fund Blended Index ∆	11.31%	3.98%	6.21%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	May 22, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 286,512,731
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[76]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	286,512,731	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	20.0%
MFS Limited Maturity Fund	20.0%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS High Income Fund	2.0%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Growth Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective May 22, 2026, the fund was reorganized into and with the MFS Lifetime Income Fund.

Material Fund Change Name [Text Block]	Effective May 22, 2026, the fund was reorganized into and with the MFS Lifetime Income Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since May 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000119430 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2025 Fund
Class Name	Class A
Trading Symbol	LTTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund since May 1, 2025.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 26	[77]
Expense Ratio, Percent	0.25%	[77]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class A shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 10.00%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 11.31%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	10.00%	3.68%	6.12%
A with initial sales charge (5.75%)	3.67%	2.46%	5.49%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2025 Fund Blended Index ∆	11.31%	3.98%	6.21%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	May 22, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 286,512,731
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[78]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	286,512,731	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	20.0%
MFS Limited Maturity Fund	20.0%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS High Income Fund	2.0%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Growth Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective May 22, 2026, the fund was reorganized into and with the MFS Lifetime Income Fund.

Material Fund Change Name [Text Block]	Effective May 22, 2026, the fund was reorganized into and with the MFS Lifetime Income Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since May 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000119424 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2025 Fund
Class Name	Class C
Trading Symbol	LTTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund since May 1, 2025.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$104	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 104	[79]
Expense Ratio, Percent	0.99%	[79]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class C shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 9.24%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 11.31%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	9.24%	2.90%	5.32%
C with CDSC (1% for 12 months)×	8.24%	2.90%	5.32%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2025 Fund Blended Index ∆	11.31%	3.98%	6.21%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	May 22, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 286,512,731
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[80]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	286,512,731	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	20.0%
MFS Limited Maturity Fund	20.0%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS High Income Fund	2.0%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Growth Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective May 22, 2026, the fund was reorganized into and with the MFS Lifetime Income Fund.

Material Fund Change Name [Text Block]	Effective May 22, 2026, the fund was reorganized into and with the MFS Lifetime Income Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since May 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000119425 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2025 Fund
Class Name	Class I
Trading Symbol	LTTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund since May 1, 2025.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[81]
Expense Ratio, Percent	0.00%	[81]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class I shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 10.33%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 11.31%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	10.33%	3.92%	6.37%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2025 Fund Blended Index ∆	11.31%	3.98%	6.21%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	May 22, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 286,512,731
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[82]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	286,512,731	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	20.0%
MFS Limited Maturity Fund	20.0%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS High Income Fund	2.0%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Growth Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective May 22, 2026, the fund was reorganized into and with the MFS Lifetime Income Fund.

Material Fund Change Name [Text Block]	Effective May 22, 2026, the fund was reorganized into and with the MFS Lifetime Income Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since May 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000119426 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2025 Fund
Class Name	Class R1
Trading Symbol	LTTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund since May 1, 2025.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 104	[83]
Expense Ratio, Percent	1.00%	[83]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R1 shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 7.86%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 11.31%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.86%	2.65%	5.18%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2025 Fund Blended Index ∆	11.31%	3.98%	6.21%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	May 22, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 286,512,731
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[84]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	286,512,731	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	20.0%
MFS Limited Maturity Fund	20.0%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS High Income Fund	2.0%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Growth Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective May 22, 2026, the fund was reorganized into and with the MFS Lifetime Income Fund.

Material Fund Change Name [Text Block]	Effective May 22, 2026, the fund was reorganized into and with the MFS Lifetime Income Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since May 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000119427 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2025 Fund
Class Name	Class R2
Trading Symbol	LTTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund since May 1, 2025.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$52	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 52	[85]
Expense Ratio, Percent	0.50%	[85]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R2 shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 9.79%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 11.31%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	9.79%	3.42%	5.84%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2025 Fund Blended Index ∆	11.31%	3.98%	6.21%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	May 22, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 286,512,731
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[86]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	286,512,731	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	20.0%
MFS Limited Maturity Fund	20.0%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS High Income Fund	2.0%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Growth Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective May 22, 2026, the fund was reorganized into and with the MFS Lifetime Income Fund.

Material Fund Change Name [Text Block]	Effective May 22, 2026, the fund was reorganized into and with the MFS Lifetime Income Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since May 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000119428 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2025 Fund
Class Name	Class R3
Trading Symbol	LTTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund since May 1, 2025.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 26	[87]
Expense Ratio, Percent	0.25%	[87]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R3 shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 10.06%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 11.31%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	10.06%	3.67%	6.11%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2025 Fund Blended Index ∆	11.31%	3.98%	6.21%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	May 22, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 286,512,731
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[88]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	286,512,731	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	20.0%
MFS Limited Maturity Fund	20.0%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS High Income Fund	2.0%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Growth Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective May 22, 2026, the fund was reorganized into and with the MFS Lifetime Income Fund.

Material Fund Change Name [Text Block]	Effective May 22, 2026, the fund was reorganized into and with the MFS Lifetime Income Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since May 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000119429 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2025 Fund
Class Name	Class R4
Trading Symbol	LTTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund since May 1, 2025.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[89]
Expense Ratio, Percent	0.00%	[89]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R4 shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 10.25%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 11.31%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	10.25%	3.92%	6.37%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2025 Fund Blended Index ∆	11.31%	3.98%	6.21%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	May 22, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 286,512,731
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[90]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	286,512,731	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	20.0%
MFS Limited Maturity Fund	20.0%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS High Income Fund	2.0%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Growth Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective May 22, 2026, the fund was reorganized into and with the MFS Lifetime Income Fund.

Material Fund Change Name [Text Block]	Effective May 22, 2026, the fund was reorganized into and with the MFS Lifetime Income Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since May 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000173230 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2025 Fund
Class Name	Class R6
Trading Symbol	LTTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund since May 1, 2025.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[91]
Expense Ratio, Percent	0.00%	[91]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R6 shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 10.45%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 11.31%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	10.45%	4.07%	6.28%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.13%
MFS Lifetime 2025 Fund Blended Index ∆	11.31%	3.98%	6.04%
*	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 29, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	May 22, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 286,512,731
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[92]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	286,512,731	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	20.0%
MFS Limited Maturity Fund	20.0%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS High Income Fund	2.0%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Growth Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective May 22, 2026, the fund was reorganized into and with the MFS Lifetime Income Fund.

Material Fund Change Name [Text Block]	Effective May 22, 2026, the fund was reorganized into and with the MFS Lifetime Income Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since May 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000092196 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2050 Fund
Class Name	Class A
Trading Symbol	MFFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$28	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 28	[93]
Expense Ratio, Percent	0.25%	[93]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class A shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 24.39%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 27.95%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	24.39%	8.41%	10.79%
A with initial sales charge (5.75%)	17.24%	7.13%	10.14%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2050 Fund Blended Index ∆	27.95%	10.92%	11.95%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 619,835,238
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[94]
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	619,835,238	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	7
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Growth Fund	5.3%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS High Income Fund	0.2%
MFS Emerging Markets Debt Fund	0.2%
MFS Global Opportunistic Bond Fund	0.1%
MFS Emerging Markets Debt Local Currency Fund	0.1%

C000092197 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2050 Fund
Class Name	Class B
Trading Symbol	MFFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$112	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 112	[95]
Expense Ratio, Percent	1.00%	[95]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class B shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 23.44%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 27.95%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	23.44%	7.59%	9.96%
B with CDSC (declining over six years from 4% to 0%)×	19.44%	7.29%	9.96%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2050 Fund Blended Index ∆	27.95%	10.92%	11.95%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 619,835,238
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[96]
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	619,835,238	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	7
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Growth Fund	5.3%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS High Income Fund	0.2%
MFS Emerging Markets Debt Fund	0.2%
MFS Global Opportunistic Bond Fund	0.1%
MFS Emerging Markets Debt Local Currency Fund	0.1%

C000092198 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2050 Fund
Class Name	Class C
Trading Symbol	MFFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$112	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 112	[97]
Expense Ratio, Percent	1.00%	[97]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class C shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 23.44%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 27.95%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	23.44%	7.59%	9.96%
C with CDSC (1% for 12 months)×	22.44%	7.59%	9.96%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2050 Fund Blended Index ∆	27.95%	10.92%	11.95%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 619,835,238
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[98]
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	619,835,238	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	7
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Growth Fund	5.3%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS High Income Fund	0.2%
MFS Emerging Markets Debt Fund	0.2%
MFS Global Opportunistic Bond Fund	0.1%
MFS Emerging Markets Debt Local Currency Fund	0.1%

C000092199 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2050 Fund
Class Name	Class I
Trading Symbol	MFFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[99]
Expense Ratio, Percent	0.00%	[99]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class I shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 24.65%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 27.95%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	24.65%	8.68%	11.06%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2050 Fund Blended Index ∆	27.95%	10.92%	11.95%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 619,835,238
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[100]
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	619,835,238	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	7
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Growth Fund	5.3%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS High Income Fund	0.2%
MFS Emerging Markets Debt Fund	0.2%
MFS Global Opportunistic Bond Fund	0.1%
MFS Emerging Markets Debt Local Currency Fund	0.1%

C000092200 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2050 Fund
Class Name	Class R1
Trading Symbol	MFFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$112	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 112	[101]
Expense Ratio, Percent	1.00%	[101]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R1 shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 23.46%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 27.95%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	23.46%	7.60%	9.96%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2050 Fund Blended Index ∆	27.95%	10.92%	11.95%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 619,835,238
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[102]
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	619,835,238	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	7
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Growth Fund	5.3%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS High Income Fund	0.2%
MFS Emerging Markets Debt Fund	0.2%
MFS Global Opportunistic Bond Fund	0.1%
MFS Emerging Markets Debt Local Currency Fund	0.1%

C000092201 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2050 Fund
Class Name	Class R2
Trading Symbol	MFFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$56	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 56	[103]
Expense Ratio, Percent	0.50%	[103]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R2 shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 24.05%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 27.95%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	24.05%	8.13%	10.51%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2050 Fund Blended Index ∆	27.95%	10.92%	11.95%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 619,835,238
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[104]
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	619,835,238	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	7
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Growth Fund	5.3%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS High Income Fund	0.2%
MFS Emerging Markets Debt Fund	0.2%
MFS Global Opportunistic Bond Fund	0.1%
MFS Emerging Markets Debt Local Currency Fund	0.1%

C000092202 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2050 Fund
Class Name	Class R3
Trading Symbol	MFFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$28	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 28	[105]
Expense Ratio, Percent	0.25%	[105]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R3 shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 24.34%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 27.95%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	24.34%	8.40%	10.79%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2050 Fund Blended Index ∆	27.95%	10.92%	11.95%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 619,835,238
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[106]
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	619,835,238	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	7
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Growth Fund	5.3%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS High Income Fund	0.2%
MFS Emerging Markets Debt Fund	0.2%
MFS Global Opportunistic Bond Fund	0.1%
MFS Emerging Markets Debt Local Currency Fund	0.1%

C000092203 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2050 Fund
Class Name	Class R4
Trading Symbol	MFFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[107]
Expense Ratio, Percent	0.00%	[107]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R4 shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 24.68%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 27.95%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	24.68%	8.66%	11.06%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2050 Fund Blended Index ∆	27.95%	10.92%	11.95%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 619,835,238
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[108]
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	619,835,238	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	7
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Growth Fund	5.3%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS High Income Fund	0.2%
MFS Emerging Markets Debt Fund	0.2%
MFS Global Opportunistic Bond Fund	0.1%
MFS Emerging Markets Debt Local Currency Fund	0.1%

C000119437 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2035 Fund
Class Name	Class R3
Trading Symbol	LFETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$27	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 27	[109]
Expense Ratio, Percent	0.25%	[109]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R3 shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 17.01%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 19.08%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	17.01%	6.38%	9.29%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2035 Fund Blended Index ∆	19.08%	7.83%	9.90%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 639,913,190
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[110]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	639,913,190	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	11
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	9.4%
MFS Inflation-Adjusted Bond Fund	7.2%
MFS Blended Research Mid Cap Equity Fund	6.8%
MFS Blended Research International Equity Fund	6.1%
MFS Global Opportunistic Bond Fund	5.1%
MFS Blended Research Value Equity Fund	4.0%
MFS High Income Fund	3.9%
MFS Value Fund	3.9%
MFS Growth Fund	3.7%
MFS Blended Research Growth Equity Fund	3.6%
MFS Blended Research Core Equity Fund	3.6%
MFS Research Fund	3.6%
MFS Mid Cap Growth Fund	3.4%
MFS Mid Cap Value Fund	3.4%
MFS Research International Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Equity Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.5%
MFS International Growth Fund	1.5%
MFS Institutional Money Market Portfolio	1.0%
MFS Limited Maturity Fund	1.0%
MFS International New Discovery Fund	0.9%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.7%

C000119438 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2035 Fund
Class Name	Class R4
Trading Symbol	LFEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[111]
Expense Ratio, Percent	0.00%	[111]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R4 shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 17.30%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 19.08%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	17.30%	6.65%	9.58%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2035 Fund Blended Index ∆	19.08%	7.83%	9.90%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 639,913,190
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[112]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	639,913,190	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	11
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	9.4%
MFS Inflation-Adjusted Bond Fund	7.2%
MFS Blended Research Mid Cap Equity Fund	6.8%
MFS Blended Research International Equity Fund	6.1%
MFS Global Opportunistic Bond Fund	5.1%
MFS Blended Research Value Equity Fund	4.0%
MFS High Income Fund	3.9%
MFS Value Fund	3.9%
MFS Growth Fund	3.7%
MFS Blended Research Growth Equity Fund	3.6%
MFS Blended Research Core Equity Fund	3.6%
MFS Research Fund	3.6%
MFS Mid Cap Growth Fund	3.4%
MFS Mid Cap Value Fund	3.4%
MFS Research International Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Equity Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.5%
MFS International Growth Fund	1.5%
MFS Institutional Money Market Portfolio	1.0%
MFS Limited Maturity Fund	1.0%
MFS International New Discovery Fund	0.9%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.7%

C000173231 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2035 Fund
Class Name	Class R6
Trading Symbol	LFEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[113]
Expense Ratio, Percent	0.00%	[113]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R6 shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 17.45%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 19.08%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	17.45%	6.80%	9.49%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.13%
MFS Lifetime 2035 Fund Blended Index ∆	19.08%	7.83%	9.79%
*	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 29, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 639,913,190
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[114]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	639,913,190	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	11
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	9.4%
MFS Inflation-Adjusted Bond Fund	7.2%
MFS Blended Research Mid Cap Equity Fund	6.8%
MFS Blended Research International Equity Fund	6.1%
MFS Global Opportunistic Bond Fund	5.1%
MFS Blended Research Value Equity Fund	4.0%
MFS High Income Fund	3.9%
MFS Value Fund	3.9%
MFS Growth Fund	3.7%
MFS Blended Research Growth Equity Fund	3.6%
MFS Blended Research Core Equity Fund	3.6%
MFS Research Fund	3.6%
MFS Mid Cap Growth Fund	3.4%
MFS Mid Cap Value Fund	3.4%
MFS Research International Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Equity Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.5%
MFS International Growth Fund	1.5%
MFS Institutional Money Market Portfolio	1.0%
MFS Limited Maturity Fund	1.0%
MFS International New Discovery Fund	0.9%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.7%

C000119439 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2045 Fund
Class Name	Class A
Trading Symbol	LTMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$28	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 28	[115]
Expense Ratio, Percent	0.25%	[115]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class A shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 23.03%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 26.11%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
    The fund's fixed income segment also aided relative performance, led by allocations to emerging markets debt and high yield credit.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	23.03%	8.09%	10.63%
A with initial sales charge (5.75%)	15.96%	6.82%	9.97%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2045 Fund Blended Index ∆	26.11%	10.36%	11.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 562,120,845
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[116]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	562,120,845	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.5%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Growth Fund	5.0%
MFS Blended Research Growth Equity Fund	5.0%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Mid Cap Value Fund	4.7%
MFS Research Fund	4.7%
MFS Global Real Estate Fund	4.5%
MFS Commodity Strategy Fund	4.4%
MFS Research International Fund	3.8%
MFS Inflation-Adjusted Bond Fund	3.7%
MFS International Intrinsic Equity Fund	3.0%
MFS International Growth Fund	3.0%
MFS International New Discovery Fund	2.9%
MFS Total Return Bond Fund	2.7%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS High Income Fund	2.1%
MFS Emerging Markets Debt Fund	1.6%
MFS Global Opportunistic Bond Fund	1.6%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Institutional Money Market Portfolio	1.0%
MFS Blended Research Emerging Markets Equity Fund	0.8%
MFS Emerging Markets Equity Fund	0.7%

C000119440 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2045 Fund
Class Name	Class B
Trading Symbol	LTMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$111	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 111	[117]
Expense Ratio, Percent	1.00%	[117]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class B shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 22.12%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 26.11%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
    The fund's fixed income segment also aided relative performance, led by allocations to emerging markets debt and high yield credit.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	22.12%	7.29%	9.80%
B with CDSC (declining over six years from 4% to 0%)×	18.12%	6.99%	9.80%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2045 Fund Blended Index ∆	26.11%	10.36%	11.66%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 562,120,845
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[118]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	562,120,845	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.5%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Growth Fund	5.0%
MFS Blended Research Growth Equity Fund	5.0%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Mid Cap Value Fund	4.7%
MFS Research Fund	4.7%
MFS Global Real Estate Fund	4.5%
MFS Commodity Strategy Fund	4.4%
MFS Research International Fund	3.8%
MFS Inflation-Adjusted Bond Fund	3.7%
MFS International Intrinsic Equity Fund	3.0%
MFS International Growth Fund	3.0%
MFS International New Discovery Fund	2.9%
MFS Total Return Bond Fund	2.7%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS High Income Fund	2.1%
MFS Emerging Markets Debt Fund	1.6%
MFS Global Opportunistic Bond Fund	1.6%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Institutional Money Market Portfolio	1.0%
MFS Blended Research Emerging Markets Equity Fund	0.8%
MFS Emerging Markets Equity Fund	0.7%

C000119441 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2045 Fund
Class Name	Class C
Trading Symbol	LTMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$111	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 111	[119]
Expense Ratio, Percent	1.00%	[119]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class C shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 22.07%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 26.11%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
    The fund's fixed income segment also aided relative performance, led by allocations to emerging markets debt and high yield credit.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	22.07%	7.28%	9.79%
C with CDSC (1% for 12 months)×	21.07%	7.28%	9.79%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2045 Fund Blended Index ∆	26.11%	10.36%	11.66%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 562,120,845
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[120]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	562,120,845	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.5%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Growth Fund	5.0%
MFS Blended Research Growth Equity Fund	5.0%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Mid Cap Value Fund	4.7%
MFS Research Fund	4.7%
MFS Global Real Estate Fund	4.5%
MFS Commodity Strategy Fund	4.4%
MFS Research International Fund	3.8%
MFS Inflation-Adjusted Bond Fund	3.7%
MFS International Intrinsic Equity Fund	3.0%
MFS International Growth Fund	3.0%
MFS International New Discovery Fund	2.9%
MFS Total Return Bond Fund	2.7%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS High Income Fund	2.1%
MFS Emerging Markets Debt Fund	1.6%
MFS Global Opportunistic Bond Fund	1.6%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Institutional Money Market Portfolio	1.0%
MFS Blended Research Emerging Markets Equity Fund	0.8%
MFS Emerging Markets Equity Fund	0.7%

C000119431 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2035 Fund
Class Name	Class A
Trading Symbol	LFEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$27	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 27	[121]
Expense Ratio, Percent	0.25%	[121]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class A shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 17.02%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 19.08%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	17.02%	6.38%	9.30%
A with initial sales charge (5.75%)	10.29%	5.13%	8.66%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2035 Fund Blended Index ∆	19.08%	7.83%	9.90%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 639,913,190
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[122]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	639,913,190	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	11
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	9.4%
MFS Inflation-Adjusted Bond Fund	7.2%
MFS Blended Research Mid Cap Equity Fund	6.8%
MFS Blended Research International Equity Fund	6.1%
MFS Global Opportunistic Bond Fund	5.1%
MFS Blended Research Value Equity Fund	4.0%
MFS High Income Fund	3.9%
MFS Value Fund	3.9%
MFS Growth Fund	3.7%
MFS Blended Research Growth Equity Fund	3.6%
MFS Blended Research Core Equity Fund	3.6%
MFS Research Fund	3.6%
MFS Mid Cap Growth Fund	3.4%
MFS Mid Cap Value Fund	3.4%
MFS Research International Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Equity Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.5%
MFS International Growth Fund	1.5%
MFS Institutional Money Market Portfolio	1.0%
MFS Limited Maturity Fund	1.0%
MFS International New Discovery Fund	0.9%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.7%

C000119432 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2035 Fund
Class Name	Class B
Trading Symbol	LFEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$108	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 108	[123]
Expense Ratio, Percent	1.00%	[123]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class B shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 16.19%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 19.08%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	16.19%	5.59%	8.49%
B with CDSC (declining over six years from 4% to 0%)×	12.19%	5.26%	8.49%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2035 Fund Blended Index ∆	19.08%	7.83%	9.90%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 639,913,190
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[124]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	639,913,190	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	11
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	9.4%
MFS Inflation-Adjusted Bond Fund	7.2%
MFS Blended Research Mid Cap Equity Fund	6.8%
MFS Blended Research International Equity Fund	6.1%
MFS Global Opportunistic Bond Fund	5.1%
MFS Blended Research Value Equity Fund	4.0%
MFS High Income Fund	3.9%
MFS Value Fund	3.9%
MFS Growth Fund	3.7%
MFS Blended Research Growth Equity Fund	3.6%
MFS Blended Research Core Equity Fund	3.6%
MFS Research Fund	3.6%
MFS Mid Cap Growth Fund	3.4%
MFS Mid Cap Value Fund	3.4%
MFS Research International Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Equity Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.5%
MFS International Growth Fund	1.5%
MFS Institutional Money Market Portfolio	1.0%
MFS Limited Maturity Fund	1.0%
MFS International New Discovery Fund	0.9%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.7%

C000119433 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2035 Fund
Class Name	Class C
Trading Symbol	LFECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$108	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 108	[125]
Expense Ratio, Percent	1.00%	[125]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class C shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 16.11%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 19.08%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	16.11%	5.58%	8.48%
C with CDSC (1% for 12 months)×	15.11%	5.58%	8.48%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2035 Fund Blended Index ∆	19.08%	7.83%	9.90%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 639,913,190
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[126]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	639,913,190	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	11
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	9.4%
MFS Inflation-Adjusted Bond Fund	7.2%
MFS Blended Research Mid Cap Equity Fund	6.8%
MFS Blended Research International Equity Fund	6.1%
MFS Global Opportunistic Bond Fund	5.1%
MFS Blended Research Value Equity Fund	4.0%
MFS High Income Fund	3.9%
MFS Value Fund	3.9%
MFS Growth Fund	3.7%
MFS Blended Research Growth Equity Fund	3.6%
MFS Blended Research Core Equity Fund	3.6%
MFS Research Fund	3.6%
MFS Mid Cap Growth Fund	3.4%
MFS Mid Cap Value Fund	3.4%
MFS Research International Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Equity Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.5%
MFS International Growth Fund	1.5%
MFS Institutional Money Market Portfolio	1.0%
MFS Limited Maturity Fund	1.0%
MFS International New Discovery Fund	0.9%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.7%

C000119434 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2035 Fund
Class Name	Class I
Trading Symbol	LFEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[127]
Expense Ratio, Percent	0.00%	[127]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class I shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 17.35%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 19.08%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	17.35%	6.65%	9.55%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2035 Fund Blended Index ∆	19.08%	7.83%	9.90%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 639,913,190
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[128]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	639,913,190	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	11
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	9.4%
MFS Inflation-Adjusted Bond Fund	7.2%
MFS Blended Research Mid Cap Equity Fund	6.8%
MFS Blended Research International Equity Fund	6.1%
MFS Global Opportunistic Bond Fund	5.1%
MFS Blended Research Value Equity Fund	4.0%
MFS High Income Fund	3.9%
MFS Value Fund	3.9%
MFS Growth Fund	3.7%
MFS Blended Research Growth Equity Fund	3.6%
MFS Blended Research Core Equity Fund	3.6%
MFS Research Fund	3.6%
MFS Mid Cap Growth Fund	3.4%
MFS Mid Cap Value Fund	3.4%
MFS Research International Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Equity Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.5%
MFS International Growth Fund	1.5%
MFS Institutional Money Market Portfolio	1.0%
MFS Limited Maturity Fund	1.0%
MFS International New Discovery Fund	0.9%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.7%

C000119435 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2035 Fund
Class Name	Class R1
Trading Symbol	LFERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$108	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 108	[129]
Expense Ratio, Percent	1.00%	[129]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R1 shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 16.03%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 19.08%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	16.03%	5.56%	8.45%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2035 Fund Blended Index ∆	19.08%	7.83%	9.90%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 639,913,190
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[130]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	639,913,190	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	11
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	9.4%
MFS Inflation-Adjusted Bond Fund	7.2%
MFS Blended Research Mid Cap Equity Fund	6.8%
MFS Blended Research International Equity Fund	6.1%
MFS Global Opportunistic Bond Fund	5.1%
MFS Blended Research Value Equity Fund	4.0%
MFS High Income Fund	3.9%
MFS Value Fund	3.9%
MFS Growth Fund	3.7%
MFS Blended Research Growth Equity Fund	3.6%
MFS Blended Research Core Equity Fund	3.6%
MFS Research Fund	3.6%
MFS Mid Cap Growth Fund	3.4%
MFS Mid Cap Value Fund	3.4%
MFS Research International Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Equity Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.5%
MFS International Growth Fund	1.5%
MFS Institutional Money Market Portfolio	1.0%
MFS Limited Maturity Fund	1.0%
MFS International New Discovery Fund	0.9%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.7%

C000119436 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2035 Fund
Class Name	Class R2
Trading Symbol	LFESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$54	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 54	[131]
Expense Ratio, Percent	0.50%	[131]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R2 shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 16.72%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 19.08%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	16.72%	6.12%	9.02%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2035 Fund Blended Index ∆	19.08%	7.83%	9.90%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 639,913,190
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0	[132]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	639,913,190	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	11
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	9.4%
MFS Inflation-Adjusted Bond Fund	7.2%
MFS Blended Research Mid Cap Equity Fund	6.8%
MFS Blended Research International Equity Fund	6.1%
MFS Global Opportunistic Bond Fund	5.1%
MFS Blended Research Value Equity Fund	4.0%
MFS High Income Fund	3.9%
MFS Value Fund	3.9%
MFS Growth Fund	3.7%
MFS Blended Research Growth Equity Fund	3.6%
MFS Blended Research Core Equity Fund	3.6%
MFS Research Fund	3.6%
MFS Mid Cap Growth Fund	3.4%
MFS Mid Cap Value Fund	3.4%
MFS Research International Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Equity Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.5%
MFS International Growth Fund	1.5%
MFS Institutional Money Market Portfolio	1.0%
MFS Limited Maturity Fund	1.0%
MFS International New Discovery Fund	0.9%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.7%

C000006829 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2040 Fund
Class Name	Class A
Trading Symbol	MLFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$28	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 28	[133]
Expense Ratio, Percent	0.25%	[133]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class A shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 21.40%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 24.12%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	21.40%	7.66%	10.25%
A with initial sales charge (5.75%)	14.42%	6.39%	9.60%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2040 Fund Blended Index ∆	24.12%	9.59%	11.09%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 833,670,262
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0	[134]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	833,670,262	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.9%
MFS Blended Research International Equity Fund	8.5%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	4.9%
MFS Growth Fund	4.7%
MFS Blended Research Growth Equity Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Mid Cap Value Fund	4.4%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.9%
MFS Research International Fund	3.5%
MFS Total Return Bond Fund	3.4%
MFS Global Opportunistic Bond Fund	3.1%
MFS Emerging Markets Debt Fund	2.9%
MFS International Intrinsic Equity Fund	2.4%
MFS International Growth Fund	2.4%
MFS Blended Research Small Cap Equity Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Government Securities Fund	0.9%
MFS Institutional Money Market Portfolio	0.9%
MFS Blended Research Emerging Markets Equity Fund	0.5%
MFS Emerging Markets Equity Fund	0.5%

C000006830 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2040 Fund
Class Name	Class B
Trading Symbol	MLFBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$109	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 109	[135]
Expense Ratio, Percent	0.99%	[135]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class B shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 20.56%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 24.12%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	20.56%	6.86%	9.43%
B with CDSC (declining over six years from 4% to 0%)×	16.56%	6.55%	9.43%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2040 Fund Blended Index ∆	24.12%	9.59%	11.09%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 833,670,262
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0	[136]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	833,670,262	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.9%
MFS Blended Research International Equity Fund	8.5%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	4.9%
MFS Growth Fund	4.7%
MFS Blended Research Growth Equity Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Mid Cap Value Fund	4.4%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.9%
MFS Research International Fund	3.5%
MFS Total Return Bond Fund	3.4%
MFS Global Opportunistic Bond Fund	3.1%
MFS Emerging Markets Debt Fund	2.9%
MFS International Intrinsic Equity Fund	2.4%
MFS International Growth Fund	2.4%
MFS Blended Research Small Cap Equity Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Government Securities Fund	0.9%
MFS Institutional Money Market Portfolio	0.9%
MFS Blended Research Emerging Markets Equity Fund	0.5%
MFS Emerging Markets Equity Fund	0.5%

C000006831 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2040 Fund
Class Name	Class C
Trading Symbol	MLFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$109	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 109	[137]
Expense Ratio, Percent	0.99%	[137]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class C shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 20.56%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 24.12%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	20.56%	6.85%	9.43%
C with CDSC (1% for 12 months)×	19.56%	6.85%	9.43%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2040 Fund Blended Index ∆	24.12%	9.59%	11.09%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 833,670,262
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0	[138]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	833,670,262	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.9%
MFS Blended Research International Equity Fund	8.5%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	4.9%
MFS Growth Fund	4.7%
MFS Blended Research Growth Equity Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Mid Cap Value Fund	4.4%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.9%
MFS Research International Fund	3.5%
MFS Total Return Bond Fund	3.4%
MFS Global Opportunistic Bond Fund	3.1%
MFS Emerging Markets Debt Fund	2.9%
MFS International Intrinsic Equity Fund	2.4%
MFS International Growth Fund	2.4%
MFS Blended Research Small Cap Equity Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Government Securities Fund	0.9%
MFS Institutional Money Market Portfolio	0.9%
MFS Blended Research Emerging Markets Equity Fund	0.5%
MFS Emerging Markets Equity Fund	0.5%

C000006832 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2040 Fund
Class Name	Class I
Trading Symbol	MLFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[139]
Expense Ratio, Percent	0.00%	[139]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class I shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 21.76%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 24.12%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	21.76%	7.93%	10.50%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2040 Fund Blended Index ∆	24.12%	9.59%	11.09%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 833,670,262
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0	[140]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	833,670,262	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.9%
MFS Blended Research International Equity Fund	8.5%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	4.9%
MFS Growth Fund	4.7%
MFS Blended Research Growth Equity Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Mid Cap Value Fund	4.4%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.9%
MFS Research International Fund	3.5%
MFS Total Return Bond Fund	3.4%
MFS Global Opportunistic Bond Fund	3.1%
MFS Emerging Markets Debt Fund	2.9%
MFS International Intrinsic Equity Fund	2.4%
MFS International Growth Fund	2.4%
MFS Blended Research Small Cap Equity Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Government Securities Fund	0.9%
MFS Institutional Money Market Portfolio	0.9%
MFS Blended Research Emerging Markets Equity Fund	0.5%
MFS Emerging Markets Equity Fund	0.5%

C000006833 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2040 Fund
Class Name	Class R1
Trading Symbol	MLFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$110	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 110	[141]
Expense Ratio, Percent	1.00%	[141]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R1 shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 20.55%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 24.12%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	20.55%	6.86%	9.42%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2040 Fund Blended Index ∆	24.12%	9.59%	11.09%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 833,670,262
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0	[142]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	833,670,262	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.9%
MFS Blended Research International Equity Fund	8.5%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	4.9%
MFS Growth Fund	4.7%
MFS Blended Research Growth Equity Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Mid Cap Value Fund	4.4%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.9%
MFS Research International Fund	3.5%
MFS Total Return Bond Fund	3.4%
MFS Global Opportunistic Bond Fund	3.1%
MFS Emerging Markets Debt Fund	2.9%
MFS International Intrinsic Equity Fund	2.4%
MFS International Growth Fund	2.4%
MFS Blended Research Small Cap Equity Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Government Securities Fund	0.9%
MFS Institutional Money Market Portfolio	0.9%
MFS Blended Research Emerging Markets Equity Fund	0.5%
MFS Emerging Markets Equity Fund	0.5%

C000006835 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2040 Fund
Class Name	Class R2
Trading Symbol	MLFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$55	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 55	[143]
Expense Ratio, Percent	0.50%	[143]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R2 shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 21.16%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 24.12%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	21.16%	7.40%	9.97%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2040 Fund Blended Index ∆	24.12%	9.59%	11.09%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 833,670,262
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0	[144]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	833,670,262	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.9%
MFS Blended Research International Equity Fund	8.5%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	4.9%
MFS Growth Fund	4.7%
MFS Blended Research Growth Equity Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Mid Cap Value Fund	4.4%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.9%
MFS Research International Fund	3.5%
MFS Total Return Bond Fund	3.4%
MFS Global Opportunistic Bond Fund	3.1%
MFS Emerging Markets Debt Fund	2.9%
MFS International Intrinsic Equity Fund	2.4%
MFS International Growth Fund	2.4%
MFS Blended Research Small Cap Equity Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Government Securities Fund	0.9%
MFS Institutional Money Market Portfolio	0.9%
MFS Blended Research Emerging Markets Equity Fund	0.5%
MFS Emerging Markets Equity Fund	0.5%

C000006836 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2040 Fund
Class Name	Class R3
Trading Symbol	MLFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$28	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 28	[145]
Expense Ratio, Percent	0.25%	[145]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R3 shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 21.50%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 24.12%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	21.50%	7.66%	10.25%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2040 Fund Blended Index ∆	24.12%	9.59%	11.09%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 833,670,262
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0	[146]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	833,670,262	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.9%
MFS Blended Research International Equity Fund	8.5%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	4.9%
MFS Growth Fund	4.7%
MFS Blended Research Growth Equity Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Mid Cap Value Fund	4.4%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.9%
MFS Research International Fund	3.5%
MFS Total Return Bond Fund	3.4%
MFS Global Opportunistic Bond Fund	3.1%
MFS Emerging Markets Debt Fund	2.9%
MFS International Intrinsic Equity Fund	2.4%
MFS International Growth Fund	2.4%
MFS Blended Research Small Cap Equity Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Government Securities Fund	0.9%
MFS Institutional Money Market Portfolio	0.9%
MFS Blended Research Emerging Markets Equity Fund	0.5%
MFS Emerging Markets Equity Fund	0.5%

C000006837 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2040 Fund
Class Name	Class R4
Trading Symbol	MLFJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[147]
Expense Ratio, Percent	0.00%	[147]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R4 shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 21.74%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 24.12%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	21.74%	7.93%	10.52%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2040 Fund Blended Index ∆	24.12%	9.59%	11.09%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 833,670,262
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0	[148]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	833,670,262	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.9%
MFS Blended Research International Equity Fund	8.5%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	4.9%
MFS Growth Fund	4.7%
MFS Blended Research Growth Equity Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Mid Cap Value Fund	4.4%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.9%
MFS Research International Fund	3.5%
MFS Total Return Bond Fund	3.4%
MFS Global Opportunistic Bond Fund	3.1%
MFS Emerging Markets Debt Fund	2.9%
MFS International Intrinsic Equity Fund	2.4%
MFS International Growth Fund	2.4%
MFS Blended Research Small Cap Equity Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Government Securities Fund	0.9%
MFS Institutional Money Market Portfolio	0.9%
MFS Blended Research Emerging Markets Equity Fund	0.5%
MFS Emerging Markets Equity Fund	0.5%

C000006820 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2030 Fund
Class Name	Class A
Trading Symbol	MLTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$26	0.24%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 26	[149]
Expense Ratio, Percent	0.24%	[149]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class A shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 12.60%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 14.05%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	12.60%	4.75%	7.73%
A with initial sales charge (5.75%)	6.12%	3.52%	7.09%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2030 Fund Blended Index ∆	14.05%	5.59%	8.04%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 688,049,630
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[150]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	688,049,630	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	15.3%
MFS Limited Maturity Fund	10.9%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.0%
MFS High Income Fund	3.8%
MFS Blended Research Value Equity Fund	3.0%
MFS Value Fund	2.9%
MFS Growth Fund	2.6%
MFS Blended Research Growth Equity Fund	2.6%
MFS Blended Research Core Equity Fund	2.6%
MFS Research Fund	2.6%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Mid Cap Growth Fund	2.0%
MFS Mid Cap Value Fund	2.0%
MFS Emerging Markets Debt Fund	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Equity Fund	1.0%
MFS International Growth Fund	1.0%
MFS Institutional Money Market Portfolio	0.9%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000006821 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2030 Fund
Class Name	Class B
Trading Symbol	MLTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$105	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 105	[151]
Expense Ratio, Percent	0.99%	[151]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class B shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 11.75%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 14.05%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	11.75%	3.96%	6.92%
B with CDSC (declining over six years from 4% to 0%)×	7.75%	3.65%	6.92%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2030 Fund Blended Index ∆	14.05%	5.59%	8.04%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 688,049,630
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[152]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	688,049,630	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	15.3%
MFS Limited Maturity Fund	10.9%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.0%
MFS High Income Fund	3.8%
MFS Blended Research Value Equity Fund	3.0%
MFS Value Fund	2.9%
MFS Growth Fund	2.6%
MFS Blended Research Growth Equity Fund	2.6%
MFS Blended Research Core Equity Fund	2.6%
MFS Research Fund	2.6%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Mid Cap Growth Fund	2.0%
MFS Mid Cap Value Fund	2.0%
MFS Emerging Markets Debt Fund	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Equity Fund	1.0%
MFS International Growth Fund	1.0%
MFS Institutional Money Market Portfolio	0.9%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000006822 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2030 Fund
Class Name	Class C
Trading Symbol	MLTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$105	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 105	[153]
Expense Ratio, Percent	0.99%	[153]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class C shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 11.79%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 14.05%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	11.79%	3.96%	6.92%
C with CDSC (1% for 12 months)×	10.79%	3.96%	6.92%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2030 Fund Blended Index ∆	14.05%	5.59%	8.04%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 688,049,630
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[154]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	688,049,630	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	15.3%
MFS Limited Maturity Fund	10.9%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.0%
MFS High Income Fund	3.8%
MFS Blended Research Value Equity Fund	3.0%
MFS Value Fund	2.9%
MFS Growth Fund	2.6%
MFS Blended Research Growth Equity Fund	2.6%
MFS Blended Research Core Equity Fund	2.6%
MFS Research Fund	2.6%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Mid Cap Growth Fund	2.0%
MFS Mid Cap Value Fund	2.0%
MFS Emerging Markets Debt Fund	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Equity Fund	1.0%
MFS International Growth Fund	1.0%
MFS Institutional Money Market Portfolio	0.9%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000006823 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2030 Fund
Class Name	Class I
Trading Symbol	MLTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[155]
Expense Ratio, Percent	0.00%	[155]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class I shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 12.85%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 14.05%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	12.85%	5.00%	7.96%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2030 Fund Blended Index ∆	14.05%	5.59%	8.04%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 688,049,630
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[156]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	688,049,630	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	15.3%
MFS Limited Maturity Fund	10.9%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.0%
MFS High Income Fund	3.8%
MFS Blended Research Value Equity Fund	3.0%
MFS Value Fund	2.9%
MFS Growth Fund	2.6%
MFS Blended Research Growth Equity Fund	2.6%
MFS Blended Research Core Equity Fund	2.6%
MFS Research Fund	2.6%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Mid Cap Growth Fund	2.0%
MFS Mid Cap Value Fund	2.0%
MFS Emerging Markets Debt Fund	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Equity Fund	1.0%
MFS International Growth Fund	1.0%
MFS Institutional Money Market Portfolio	0.9%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000006824 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2030 Fund
Class Name	Class R1
Trading Symbol	MLTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$105	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 105	[157]
Expense Ratio, Percent	0.99%	[157]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R1 shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 11.78%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 14.05%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	11.78%	3.96%	6.92%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2030 Fund Blended Index ∆	14.05%	5.59%	8.04%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 688,049,630
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[158]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	688,049,630	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	15.3%
MFS Limited Maturity Fund	10.9%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.0%
MFS High Income Fund	3.8%
MFS Blended Research Value Equity Fund	3.0%
MFS Value Fund	2.9%
MFS Growth Fund	2.6%
MFS Blended Research Growth Equity Fund	2.6%
MFS Blended Research Core Equity Fund	2.6%
MFS Research Fund	2.6%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Mid Cap Growth Fund	2.0%
MFS Mid Cap Value Fund	2.0%
MFS Emerging Markets Debt Fund	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Equity Fund	1.0%
MFS International Growth Fund	1.0%
MFS Institutional Money Market Portfolio	0.9%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000006826 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2030 Fund
Class Name	Class R2
Trading Symbol	MLTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$52	0.49%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 52	[159]
Expense Ratio, Percent	0.49%	[159]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R2 shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 12.27%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 14.05%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	12.27%	4.48%	7.46%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2030 Fund Blended Index ∆	14.05%	5.59%	8.04%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 688,049,630
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[160]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	688,049,630	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	15.3%
MFS Limited Maturity Fund	10.9%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.0%
MFS High Income Fund	3.8%
MFS Blended Research Value Equity Fund	3.0%
MFS Value Fund	2.9%
MFS Growth Fund	2.6%
MFS Blended Research Growth Equity Fund	2.6%
MFS Blended Research Core Equity Fund	2.6%
MFS Research Fund	2.6%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Mid Cap Growth Fund	2.0%
MFS Mid Cap Value Fund	2.0%
MFS Emerging Markets Debt Fund	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Equity Fund	1.0%
MFS International Growth Fund	1.0%
MFS Institutional Money Market Portfolio	0.9%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000006827 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2030 Fund
Class Name	Class R3
Trading Symbol	MLTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$26	0.24%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 26	[161]
Expense Ratio, Percent	0.24%	[161]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R3 shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 12.61%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 14.05%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	12.61%	4.74%	7.72%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2030 Fund Blended Index ∆	14.05%	5.59%	8.04%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 688,049,630
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[162]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	688,049,630	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	15.3%
MFS Limited Maturity Fund	10.9%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.0%
MFS High Income Fund	3.8%
MFS Blended Research Value Equity Fund	3.0%
MFS Value Fund	2.9%
MFS Growth Fund	2.6%
MFS Blended Research Growth Equity Fund	2.6%
MFS Blended Research Core Equity Fund	2.6%
MFS Research Fund	2.6%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Mid Cap Growth Fund	2.0%
MFS Mid Cap Value Fund	2.0%
MFS Emerging Markets Debt Fund	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Equity Fund	1.0%
MFS International Growth Fund	1.0%
MFS Institutional Money Market Portfolio	0.9%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000006828 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2030 Fund
Class Name	Class R4
Trading Symbol	MLTJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[163]
Expense Ratio, Percent	0.00%	[163]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R4 shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 12.87%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 14.05%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	12.87%	5.01%	8.00%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2030 Fund Blended Index ∆	14.05%	5.59%	8.04%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 688,049,630
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[164]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	688,049,630	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	15.3%
MFS Limited Maturity Fund	10.9%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.0%
MFS High Income Fund	3.8%
MFS Blended Research Value Equity Fund	3.0%
MFS Value Fund	2.9%
MFS Growth Fund	2.6%
MFS Blended Research Growth Equity Fund	2.6%
MFS Blended Research Core Equity Fund	2.6%
MFS Research Fund	2.6%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Mid Cap Growth Fund	2.0%
MFS Mid Cap Value Fund	2.0%
MFS Emerging Markets Debt Fund	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Equity Fund	1.0%
MFS International Growth Fund	1.0%
MFS Institutional Money Market Portfolio	0.9%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000173227 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2030 Fund
Class Name	Class R6
Trading Symbol	MLTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[165]
Expense Ratio, Percent	0.00%	[165]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R6 shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 12.97%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 14.05%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	12.97%	5.14%	7.86%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.13%
MFS Lifetime 2030 Fund Blended Index ∆	14.05%	5.59%	7.89%
*	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 29, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 688,049,630
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[166]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	688,049,630	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	15.3%
MFS Limited Maturity Fund	10.9%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.0%
MFS High Income Fund	3.8%
MFS Blended Research Value Equity Fund	3.0%
MFS Value Fund	2.9%
MFS Growth Fund	2.6%
MFS Blended Research Growth Equity Fund	2.6%
MFS Blended Research Core Equity Fund	2.6%
MFS Research Fund	2.6%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Mid Cap Growth Fund	2.0%
MFS Mid Cap Value Fund	2.0%
MFS Emerging Markets Debt Fund	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Equity Fund	1.0%
MFS International Growth Fund	1.0%
MFS Institutional Money Market Portfolio	0.9%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000173228 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® 2040 Fund
Class Name	Class R6
Trading Symbol	MLFKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[167]
Expense Ratio, Percent	0.00%	[167]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R6 shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 21.91%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 24.12%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	21.91%	8.08%	10.45%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.13%
MFS Lifetime 2040 Fund Blended Index ∆	24.12%	9.59%	11.01%
*	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 29, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 833,670,262
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0	[168]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	833,670,262	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.9%
MFS Blended Research International Equity Fund	8.5%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	4.9%
MFS Growth Fund	4.7%
MFS Blended Research Growth Equity Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Mid Cap Value Fund	4.4%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.9%
MFS Research International Fund	3.5%
MFS Total Return Bond Fund	3.4%
MFS Global Opportunistic Bond Fund	3.1%
MFS Emerging Markets Debt Fund	2.9%
MFS International Intrinsic Equity Fund	2.4%
MFS International Growth Fund	2.4%
MFS Blended Research Small Cap Equity Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Government Securities Fund	0.9%
MFS Institutional Money Market Portfolio	0.9%
MFS Blended Research Emerging Markets Equity Fund	0.5%
MFS Emerging Markets Equity Fund	0.5%

C000006793 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® Income Fund
Class Name	Class A
Trading Symbol	MLLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$25	0.24%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 25	[169]
Expense Ratio, Percent	0.24%	[169]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class A shares of the MFS Lifetime Income Fund (fund) provided a total return of 9.93%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 11.20%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	9.93%	3.45%	4.95%
A with initial sales charge (4.25%)	5.26%	2.56%	4.50%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
MFS Lifetime Income Fund Blended Index ∆	11.20%	3.57%	5.00%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 503,389,615
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[170]
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	503,389,615	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	3
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.8%
MFS Total Return Bond Fund	19.8%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Value Fund	2.0%
MFS High Income Fund	2.0%
MFS Growth Fund	1.7%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Blended Research Growth Equity Fund	1.7%
MFS Research Fund	1.7%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000006794 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® Income Fund
Class Name	Class B
Trading Symbol	MLLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$104	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 104	[171]
Expense Ratio, Percent	0.99%	[171]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class B shares of the MFS Lifetime Income Fund (fund) provided a total return of 9.12%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 11.20%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	9.12%	2.68%	4.17%
B with CDSC (declining over six years from 4% to 0%)×	5.12%	2.35%	4.17%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
MFS Lifetime Income Fund Blended Index ∆	11.20%	3.57%	5.00%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 503,389,615
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[172]
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	503,389,615	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	3
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.8%
MFS Total Return Bond Fund	19.8%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Value Fund	2.0%
MFS High Income Fund	2.0%
MFS Growth Fund	1.7%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Blended Research Growth Equity Fund	1.7%
MFS Research Fund	1.7%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000173225 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® Income Fund
Class Name	Class R6
Trading Symbol	MLLKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[173]
Expense Ratio, Percent	0.00%	[173]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R6 shares of the MFS Lifetime Income Fund (fund) provided a total return of 10.30%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 11.20%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	10.30%	3.82%	5.21%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.52%
MFS Lifetime Income Fund Blended Index ∆	11.20%	3.57%	4.87%
*	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 29, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 503,389,615
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[174]
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	503,389,615	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	3
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.8%
MFS Total Return Bond Fund	19.8%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Value Fund	2.0%
MFS High Income Fund	2.0%
MFS Growth Fund	1.7%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Blended Research Growth Equity Fund	1.7%
MFS Research Fund	1.7%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000006801 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® Income Fund
Class Name	Class R4
Trading Symbol	MLLJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[175]
Expense Ratio, Percent	0.00%	[175]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R4 shares of the MFS Lifetime Income Fund (fund) provided a total return of 10.21%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 11.20%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	10.21%	3.69%	5.21%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
MFS Lifetime Income Fund Blended Index ∆	11.20%	3.57%	5.00%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 503,389,615
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[176]
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	503,389,615	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	3
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.8%
MFS Total Return Bond Fund	19.8%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Value Fund	2.0%
MFS High Income Fund	2.0%
MFS Growth Fund	1.7%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Blended Research Growth Equity Fund	1.7%
MFS Research Fund	1.7%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000006799 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® Income Fund
Class Name	Class R2
Trading Symbol	MLLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$51	0.49%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 51	[177]
Expense Ratio, Percent	0.49%	[177]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R2 shares of the MFS Lifetime Income Fund (fund) provided a total return of 9.66%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 11.20%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	9.66%	3.19%	4.69%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
MFS Lifetime Income Fund Blended Index ∆	11.20%	3.57%	5.00%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 503,389,615
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[178]
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	503,389,615	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	3
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.8%
MFS Total Return Bond Fund	19.8%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Value Fund	2.0%
MFS High Income Fund	2.0%
MFS Growth Fund	1.7%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Blended Research Growth Equity Fund	1.7%
MFS Research Fund	1.7%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000006800 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® Income Fund
Class Name	Class R3
Trading Symbol	MLLHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$25	0.24%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 25	[179]
Expense Ratio, Percent	0.24%	[179]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R3 shares of the MFS Lifetime Income Fund (fund) provided a total return of 9.93%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 11.20%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	9.93%	3.45%	4.95%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
MFS Lifetime Income Fund Blended Index ∆	11.20%	3.57%	5.00%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 503,389,615
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[180]
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	503,389,615	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	3
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.8%
MFS Total Return Bond Fund	19.8%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Value Fund	2.0%
MFS High Income Fund	2.0%
MFS Growth Fund	1.7%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Blended Research Growth Equity Fund	1.7%
MFS Research Fund	1.7%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000006795 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® Income Fund
Class Name	Class C
Trading Symbol	MLLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$104	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 104	[181]
Expense Ratio, Percent	0.99%	[181]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class C shares of the MFS Lifetime Income Fund (fund) provided a total return of 9.12%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 11.20%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	9.12%	2.68%	4.16%
C with CDSC (1% for 12 months)×	8.12%	2.68%	4.16%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
MFS Lifetime Income Fund Blended Index ∆	11.20%	3.57%	5.00%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 503,389,615
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[182]
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	503,389,615	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	3
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.8%
MFS Total Return Bond Fund	19.8%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Value Fund	2.0%
MFS High Income Fund	2.0%
MFS Growth Fund	1.7%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Blended Research Growth Equity Fund	1.7%
MFS Research Fund	1.7%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000006796 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® Income Fund
Class Name	Class I
Trading Symbol	MLLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[183]
Expense Ratio, Percent	0.00%	[183]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class I shares of the MFS Lifetime Income Fund (fund) provided a total return of 10.20%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 11.20%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	10.20%	3.71%	5.21%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
MFS Lifetime Income Fund Blended Index ∆	11.20%	3.57%	5.00%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 503,389,615
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[184]
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	503,389,615	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	3
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.8%
MFS Total Return Bond Fund	19.8%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Value Fund	2.0%
MFS High Income Fund	2.0%
MFS Growth Fund	1.7%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Blended Research Growth Equity Fund	1.7%
MFS Research Fund	1.7%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

C000006797 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Lifetime® Income Fund
Class Name	Class R1
Trading Symbol	MLLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$104	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 104	[185]
Expense Ratio, Percent	0.99%	[185]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R1 shares of the MFS Lifetime Income Fund (fund) provided a total return of 9.11%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 11.20%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	9.11%	2.69%	4.18%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
MFS Lifetime Income Fund Blended Index ∆	11.20%	3.57%	5.00%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 503,389,615
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0	[186]
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	503,389,615	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	3
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.8%
MFS Total Return Bond Fund	19.8%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Value Fund	2.0%
MFS High Income Fund	2.0%
MFS Growth Fund	1.7%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Blended Research Growth Equity Fund	1.7%
MFS Research Fund	1.7%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%

[1]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[2]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[3]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[4]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[5]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[6]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[7]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[8]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[9]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[10]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[11]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[12]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[13]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[14]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[15]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[16]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[17]	Includes the effect of any management fee waivers, if applicable.
[18]	Includes the effect of any management fee waivers, if applicable.
[19]	Includes the effect of any management fee waivers, if applicable.
[20]	Includes the effect of any management fee waivers, if applicable.
[21]	Includes the effect of any management fee waivers, if applicable.
[22]	Includes the effect of any management fee waivers, if applicable.
[23]	Includes the effect of any management fee waivers, if applicable.
[24]	Includes the effect of any management fee waivers, if applicable.
[25]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[26]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[27]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[28]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[29]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[30]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[31]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[32]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[33]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[34]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[35]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[36]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[37]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[38]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[39]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[40]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[41]	Expenses are direct expenses and do not include underlying fund fees and expenses
[42]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[43]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[44]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[45]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[46]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[47]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[48]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[49]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[50]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[51]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[52]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[53]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[54]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[55]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[56]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[57]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[58]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[59]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[60]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[61]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[62]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[63]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[64]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[65]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[66]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[67]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[68]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[69]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[70]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[71]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[72]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[73]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[74]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[75]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[76]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[77]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[78]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[79]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[80]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[81]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[82]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[83]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[84]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[85]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[86]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[87]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[88]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[89]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[90]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[91]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[92]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[93]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[94]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[95]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[96]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[97]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[98]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[99]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[100]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[101]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[102]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[103]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[104]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[105]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[106]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[107]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[108]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[109]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[110]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[111]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[112]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[113]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[114]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[115]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[116]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[117]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[118]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[119]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[120]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[121]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[122]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[123]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[124]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[125]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[126]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[127]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[128]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[129]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[130]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[131]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[132]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[133]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[134]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[135]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[136]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[137]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[138]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[139]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[140]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[141]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[142]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[143]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[144]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[145]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[146]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[147]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[148]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[149]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[150]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[151]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[152]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[153]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[154]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[155]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[156]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[157]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[158]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[159]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[160]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[161]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[162]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[163]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[164]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[165]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[166]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[167]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[168]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[169]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[170]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[171]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[172]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[173]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[174]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[175]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[176]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[177]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[178]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[179]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[180]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[181]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[182]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[183]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[184]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[185]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[186]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.